Form 12b-25
Notification of late filing
Form N-SAR
For Period Ended: October 31, 2006
Part I - Registrant Information
AllianceBernstein Municipal Income Fund, Inc.
1345 Avenue of the Americas
New York, NY 10105

Part II - Rules 12-b25(b)
If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed.
(a)The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense.
(b)The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and
(c)The accountants statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

Part III - State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

As a result of a recent determination that certain transfers of municipal securities by the Fund, previously accounted for as sales, do not qualify for sale treatment and should be accounted for as secured borrowings, the Fund has not been able to finalize its financial statements for a timely filing of its Form N-SAR without unreasonable effort or expense. Upon resolution of this matter, Ernst & Young LLP, the Fund's independent registered public accounting firm, will complete its audit. The Fund's Form N-SAR will be completed and filed with the Securities and Exchange Commission as soon as practicable.



Part IV - Other Information

(1)Name and telephone number of person to contact in regard to this notification: Joseph J Mantineo 201-319-4173
(2)Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period than the registrant was required to file such report(s) been filed? Yes
(3)Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected be the earnings statements to be included in the subject report or portion thereof? No

AllianceBernstein Municipal Income Fund, Inc. has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized. January 4, 2007, Joseph J Mantineo 201-319-4173